Summary of Significant Accounting Policies - Impairment of long-lived assets and Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Impairment of long-lived assets and Goodwill
Impairment of goodwill	¥ 0		¥ 0	¥ 0
Impairment of Long-Lived Assets to be Disposed of	¥ 76,616	$ 10,791	¥ 0	¥ 0